Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.1%
Texas Water Development Board, 4.55%, 10/15/38	$1,500	$ 1,647,240
		$ 1,647,240
Education — 4.6%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.657%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 968,500
Bethlehem Area School District Authority, PA, 3.566%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	2,300	2,238,981
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	255,310
Vermont State Colleges, 5.00%, 7/1/24	100	100,209
		$ 3,563,000
Electric Utilities — 5.8%
Foley Utilities Board, AL:
5.00%, 11/1/30	$755	$ 863,637
5.00%, 11/1/31	900	1,044,261
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.30% to 10/1/26 (Put Date), 10/1/46	1,700	1,704,862
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	175,110
Seattle, WA, Municipal Light and Power Revenue, 4.11%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	500	487,160
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	257,745
		$ 4,532,775
Escrowed/Prerefunded — 0.0%(2)
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Escrowed to Maturity, 5.00%, 9/1/23	$35	$ 35,172
		$ 35,172
General Obligations — 24.0%
Amarillo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	$750	$ 813,075
Bexar County, TX, 3.00%, 6/15/30	2,350	2,327,064
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	25	25,118
California, 2.85%, 12/1/32	500	489,780
Campton Township, IL, 5.00%, 12/15/23	105	105,995
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/28	$535	$ 459,100
Corpus Christi Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	395	404,555
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	476,999
0.00%, 6/15/27	325	286,832
0.00%, 6/15/28	310	265,379
0.00%, 6/15/30	275	219,926
0.00%, 6/15/32	750	554,475
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	51,735
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	1,000	986,990
Houston Independent School District, TX, (PSF Guaranteed), 4.00% to 6/1/25 (Put Date), 6/1/39	2,000	2,038,000
Illinois, 5.00%, 3/1/25	1,750	1,795,447
Lakeland, FL, 5.00%, 10/1/24	50	51,292
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	158,856
Minneapolis Special School District No. 1, MN, 5.00%, 2/1/24	1,000	1,013,530
North Carolina, 2.00%, 6/1/33	1,365	1,204,189
Pecos-Barstow-Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	625	634,406
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	304,783
5.00%, 4/1/28	300	333,549
5.00%, 4/1/30	135	155,621
Torrance Unified School District, CA, (Election of 2008), 0.00%, 8/1/26	2,000	1,800,240
Victor Valley Union High School District, CA, (Election of 2008), Prerefunded to 8/1/23, 0.00%, 8/1/52	5,650	1,037,566
Worthington City School District, OH, 0.00%, 12/1/32	880	632,430
		$18,626,932
Hospital — 4.3%
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	$25	$ 25,329
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,080,740
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	30	30,933
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 5/15/31	1,000	1,135,970
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	36,829

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group):
5.00% to 1/30/24 (Put Date), 8/15/54	$500	$ 506,025
5.00% to 7/29/26 (Put Date), 8/15/54	500	529,025
		$ 3,344,851
Housing — 13.7%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$500	$ 535,325
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 4.00%, 7/1/49(3)	1,500	1,500,000
Maine Housing Authority, Social Bonds, 3.125% to 5/1/24 (Put Date), 11/15/54	2,500	2,487,950
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,000	1,069,560
New York Mortgage Agency:
2.05%, 4/1/28	230	215,331
2.10%, 10/1/28	135	126,125
2.25%, 4/1/30	325	297,342
2.30%, 10/1/30	395	361,733
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	750	808,770
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,000	1,067,090
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,000	2,164,440
		$10,633,666
Insured - Education — 0.9%
Troy University, AL, (AGM), 5.00%, 11/1/33	$590	$ 678,813
		$ 678,813
Insured - Electric Utilities — 0.7%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 5.00%, 7/1/27	$240	$ 260,583
(AGM), 5.00%, 7/1/28	270	298,690
		$ 559,273
Insured - Escrowed/Prerefunded — 0.1%
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$50	$ 51,902
		$ 51,902
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 3.7%
Glendale Union High School District No. 205, AZ, (AGM), 5.00%, 7/1/33	$625	$ 738,500
Rancho Santiago Community College District, CA, (Election of 2002):
(AGM), 0.00%, 9/1/27	750	661,987
(AGM), 0.00%, 9/1/28	1,210	1,037,321
(AGM), 0.00%, 9/1/30	500	401,305
		$ 2,839,113
Insured - Lease Revenue/Certificates of Participation — 1.5%
Fairfield, CA, Certificates of Participation, (AGC), 0.00%, 4/1/33	$1,330	$ 948,091
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	186,161
		$ 1,134,252
Insured - Special Tax Revenue — 0.0%(2)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$ 10,278
		$ 10,278
Insured - Transportation — 1.4%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/28	$1,000	$ 1,102,760
		$ 1,102,760
Insured - Water and Sewer — 0.1%
Hamburg Municipal Authority, PA, Sewer Revenue, (AGM), 2.00%, 10/1/30	$75	$ 67,135
		$ 67,135
Lease Revenue/Certificates of Participation — 1.2%
Aspen Fire Protection District, CO, 4.00%, 12/1/23	$120	$ 120,463
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	227,372
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	303,570
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	250,012
		$ 901,417
Other Revenue — 6.0%
Black Belt Energy Gas District, AL, (Liq: Royal Bank of Canada), 4.00% to 12/1/31 (Put Date), 6/1/51	$840	$ 843,427
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	255	268,181
5.00%, 12/1/28	545	572,343
5.00%, 12/1/29	600	628,272

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	$2,250	$ 2,362,005
		$ 4,674,228
Senior Living/Life Care — 4.5%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$ 1,233,158
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	60	60,857
5.00%, 11/15/25	60	61,301
5.00%, 11/15/29	830	839,429
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	100,337
Colorado Health Facilities Authority, (Commonspirit Health Obligations), 5.25%, 11/1/34	500	567,260
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	49,850
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	75	74,712
4.00%, 11/15/24	65	64,256
4.00%, 11/15/25	125	122,549
4.00%, 11/15/27	45	43,317
4.00%, 11/15/28	30	28,592
4.00%, 11/15/29	50	47,160
4.00%, 11/15/30	190	177,280
		$ 3,470,058
Special Tax Revenue — 3.9%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 4.00%, 11/1/38(3)	$3,000	$ 3,000,000
		$ 3,000,000
Transportation — 7.7%
Hawaii, Highway Revenue, 5.00%, 1/1/29	$2,500	$ 2,672,975
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	261,435
Metropolitan Washington Airports Authority, D.C., (LOC: TD Bank, N.A.), 4.00%, 10/1/39(3)	1,850	1,850,000
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/32	1,000	1,174,040
		$ 5,958,450
Water and Sewer — 10.8%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$ 56,514
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 4.00%, 11/1/28(3)	$3,000	$ 3,000,000
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	344,547
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/24	1,000	1,028,640
North Penn Water Authority, PA, 4.32%, (SIFMA + 0.46%), 11/1/23(1)	400	399,996
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 4.00% to 10/1/29 (Put Date), 10/1/48	1,000	1,075,050
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,481,425
		$ 8,386,172
Total Tax-Exempt Municipal Obligations (identified cost $74,654,312)		$75,217,487

Short-Term Investments — 2.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(4)	1,680,224	$ 1,680,224
Total Short-Term Investments (identified cost $1,680,224)		$ 1,680,224
Total Investments — 99.2% (identified cost $76,334,536)		$76,897,711
Other Assets, Less Liabilities — 0.8%		$ 627,391
Net Assets — 100.0%		$77,525,102
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(2)	Amount is less than 0.05%.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

At April 30, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	14.4%
California	10.5%
Others, representing less than 10% individually	72.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.

AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at April 30, 2023.
Affiliated Investments
At April 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,680,224, which represents 2.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,057,601	$20,537,395	$(24,914,772)	$ —	$ —	$1,680,224	$83,499	1,680,224
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$75,217,487	$ —	$75,217,487
Short-Term Investments	1,680,224	—	—	1,680,224
Total Investments	$1,680,224	$75,217,487	$ —	$76,897,711
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.